Segment and geographic information (Profit or Loss and Assets for Reportable Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenues	$ 3,081,571	$ 3,319,525	$ 2,928,630
Total adjusted EBITDA	257,997	304,937	238,445
Depreciation and amortization	(105,800)	(99,382)	(92,969)
Gains from sale or insurance recovery of property and equipment	4,973	95,081	57,244
Write-offs of property and equipment	(4,167)	(8,528)	(5,776)
Impairment of long-lived assets	(18,950)	(17,564)	(7,697)
Impairment of goodwill	(167)	(200)	(5,045)
Reorganization and optimization plan expenses	(11,003)	0	(5,341)
ADBV Long-Term Incentive Plan incremental compensation from modification	575	(1,409)	(281)
Operating income	123,458	272,935	178,580
Net interest expense	(52,868)	(68,357)	(66,880)
Loss from derivative instruments	(565)	(7,065)	(3,065)
Foreign currency exchange results	14,874	(14,265)	32,354
Other non-operating income (expenses), net	270	(435)	(2,360)
Income tax expense	(48,136)	(53,314)	(59,641)
Less: Net income attributable to non-controlling interests	(186)	(333)	(178)
Net income attributable to Arcos Dorados Holdings Inc.	36,847	129,166	78,810
Reportable Geographical Segments
Segment Reporting Information [Line Items]
Revenues	3,081,571	3,319,525	2,928,630
Total adjusted EBITDA	316,093	379,816	298,740
Depreciation and amortization	(115,589)	(113,579)	(107,561)
Reportable Geographical Segments | Brazil
Segment Reporting Information [Line Items]
Revenues	1,345,453	1,496,573	1,333,237
Total adjusted EBITDA	218,391	218,172	168,076
Depreciation and amortization	(52,632)	(52,442)	(43,733)
Reportable Geographical Segments | Caribbean division
Segment Reporting Information [Line Items]
Revenues	483,743	474,822	409,671
Total adjusted EBITDA	(8,281)	40,844	18,049
Depreciation and amortization	(22,835)	(25,210)	(27,376)
Reportable Geographical Segments | NOLAD
Segment Reporting Information [Line Items]
Revenues	406,848	386,874	363,965
Total adjusted EBITDA	32,313	33,717	36,288
Depreciation and amortization	(20,829)	(20,635)	(21,975)
Reportable Geographical Segments | SLAD
Segment Reporting Information [Line Items]
Revenues	845,527	961,256	821,757
Total adjusted EBITDA	73,670	87,083	76,327
Depreciation and amortization	(19,293)	(15,292)	(14,477)
Corporate and Others
Segment Reporting Information [Line Items]
Total adjusted EBITDA	(58,096)	(74,879)	(60,295)
Depreciation and amortization	$ (5,696)	$ (5,978)	$ (5,478)